FINANCIAL INSTRUMENTS - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities - contingent payment for a business combination
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (6)	$ (729)
Other current liabilities - contingent payment for a business combination | Level 3
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(6)	(729)
Other current payables - hedge instruments
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(10)	(66)
Other current payables - hedge instruments | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(10)	(66)
Other long-term liabilities - contingent payment for a business combination
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(1,485)	(1,377)
Other long-term liabilities - contingent payment for a business combination | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(1,485)
Other long-term liabilities - contingent payment for a business combination | Level 3
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(1,377)
Other current receivables - hedge instruments
FAIR VALUE MEASUREMENT
Assets measured at fair value	68	12
Other current receivables - hedge instruments | Level 1
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 68	$ 12